Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Schedule of related parties
Compensation for the company's key management team for the years ended December 31 determined in accordance with the company's IFRS accounting policies was as follows:

	2018	2017
Salaries and other short term employee benefits	9.3	9.7
Share-based payments	3.6	3.1
	12.9	12.8
Compensation for the company's Board of Directors for the years ended December 31 was as follows:

	2018	2017
Retainers and fees	0.9	0.8
Share-based payments	0.3	0.3
	1.2	1.1